Expense Example - Voya Strategic Allocation Conservative Portfolio	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class S 1 Yr	Class S 3 Yrs	Class S 5 Yrs	Class S 10 Yrs
USD ($)	73	251	444	1,003	98	329	579	1,296